Registration No. 2-90309
-------------------------------------------------------------
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.    ____   ____
   Post-Effective Amendment No.    29     X
   and                            ----   ----

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   30           X
                  ----         ---

                     CARILLON FUND, INC.
       (Exact Name of Registrant as Specified in Charter)

          1876 Waycross Road, Cincinnati, Ohio 45240
           (Address of Principal Executive Offices)

                       (513) 595-2600
               (Registrant's Telephone Number)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and Address of Agent for Service)

Copy to:
Jones and Blouch L.L.P.
Suite 405 West
1025 Thomas Jefferson St., N.W.
Washington, D.C. 20007

          ---------------------------------------


It is proposed that this filing will become effective (check appropriate box)
___ immediately upon filing pursuant to paragraph (b) of Rule 485
 X  on June 26, 2000 pursuant to paragraph (b) of Rule 485
---
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(1) of Rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
___ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         -------------------------------------------

This amendment No. 29 under the Securities Act of 1933, and Amendment No. 30 under the Investment Company Act of 1940, to the Registration Statement on Form N-1A of Summit Mutual Funds, Inc. is filed solely to add a prospectus and statement of additional information for the newly-created Total Social Impact Fund and Money Market Fund and does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement.

                              PART A


               INFORMATION REQUIRED IN A PROSPECTUS

TOTAL SOCIAL IMPACT FUND
MONEY MARKET FUND








         PROSPECTUS

        JUNE 26, 2000









                                 SUMMIT MUTUAL FUNDS, INC.
                                 SUMMIT APEX SERIES

JUNE 26, 2000

                 SUMMIT MUTUAL FUNDS, INC.
-----------------------------------------------------------------

                      TABLE OF CONTENTS

INTRODUCTION...................................................2
FUND PROFILES
   TOTAL SOCIAL IMPACT FUND PROFILE............................2
   MONEY MARKET FUND PROFILE...................................4
FEES AND EXPENSES OF THE FUND..................................6
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS................7
   FOREIGN SECURITIES..........................................7
   REPURCHASE AGREEMENTS.......................................7
   REVERSE REPURCHASE AGREEMENTS...............................7
   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS..........7
   OPTIONS ON SECURITIES INDICES...............................9
   LENDING FUND SECURITIES.....................................9
   OTHER INFORMATION...........................................9
FUND MANAGEMENT...............................................10
   INVESTMENT ADVISER.........................................10
   ADVISORY FEE...............................................10
   SUBADVISER.................................................11
   EXPENSES...................................................11
   CAPITAL STOCK..............................................11
SHAREHOLDER INFORMATION.......................................11
   PRICING OF FUND SHARES.....................................11
   PURCHASE OF SHARES.........................................12
   REDEMPTION OF SHARES.......................................14
DIVIDENDS AND CAPITAL GAINS  DISTRIBUTIONS....................17
FEDERAL TAXES.................................................18
STATE AND LOCAL TAXES.........................................18
S&P DISCLAIMER................................................19
FINANCIAL HIGHLIGHTS..........................................19
APPENDIX A:  RATINGS..........................................20
   CORPORATE BOND RATINGS.....................................20
   COMMERCIAL PAPER RATINGS...................................21




These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") nor any state. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                      INTRODUCTION

This Prospectus explains the objectives, risks and strategies of two of the twenty-two Funds comprising Summit Mutual Funds, Inc. ("Summit Mutual Funds"), formerly known as Carillon Fund, Inc. Each Fund Profile below summarizes important facts about the Fund, including its investment objective, strategy, risks and past investment performance. More detailed information about some of the Funds' investment policies and strategies is provided after the Profiles, along with information about Fund expenses for each Fund.

The two Funds included in this Prospectus are part of the Summit Mutual Funds' Summit Apex Series, whose shares are offered without sales charge to institutional and retail investors. These Funds are also offered to The Union Central Life Insurance Company ("Union Central") and its exempt separate accounts. It is anticipated that Union Central will have voting control of Summit Mutual Funds. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of other shareholders.


                        FUND PROFILES

TOTAL SOCIAL IMPACT FUND PROFILE

Investment Objective

The Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund will invest in all stocks that are included in the S&P 500 Index.

The Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

     Businesses have a role to play in improving the lives of all their customers, employees, and shareholders ("stakeholders") by sharing with them the wealth they have created. Suppliers and competitors as well should expect businesses to honor their obligations in a spirit of honesty and fairness. As responsible citizens of the legal, national, regional and global communities in which they operate, businesses share a part in shaping the future of their communities.

     Attributed to the Caux Institute for Global Responsibility


For example:

Customers deserve high quality products, fair advertising, remedies and respect.

Employees deserve to be treated with dignity, to be paid a living wage on a non-discriminatory basis, to work in a safe environment and to associate freely.

Owner/Investors deserve a fair and competitive return, transparency in company operations, and a voice in corporate governance.

Suppliers deserve mutual respect and long-term stability in return for value, quality, competitiveness, reliability and employment practices that respect human dignity.

Competitors deserve fair and respectful competition.

Communities deserve the support of public policies that promote human development and raise the standards of health, education, workplace safety and economic well-being.

The Environment deserves protection and improvement through sustainable business practices.

Source:  The Caux Institute For Global Responsibility
         Principles For Business. The Caux Principles For Business (published in 1994) are the first published worldwide standard for ethical and responsible business practices developed by global business leaders. They are published in sixteen languages.

The use of the Caux principles for business does not in any way constitute an endorsement by Caux of the financial prospects of the Fund or its investment strategy.

Investment Strategies
To pursue its goals, the Fund will invest in all the stocks that are included in the S&P 500 Index. However, the percentage invested in each stock will vary from the S&P 500 Index weighting to reflect the company's Total Social Impact(trademark) (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders. TSI is a concept developed and trademarked by the The Total Social Impact Foundation, Inc. The actual TSI ratings are the product of collaborative research and analytical efforts conducted by The Total Social Impact Foundation, Inc. in conjunction with a group of academic institutions. Summit Investment Partners receives and uses the TSI ratings from The Total Social Impact Foundation, Inc. under an exclusive licensing agreement. TSI ratings range from 1 to 20. Companies with high TSI ratings are overweighted in the Fund at the expense of companies with low TSI ratings, thus encouraging better business practices.

The Fund will give stocks with a TSI rating of 10 approximately the weight that a traditional S&P Index fund would give them; stocks with a TSI rating of 20, about twice that weight, and ones with a TSI rating of 1 about 1/10 of that weight. Summit Investment Partners reserves the right to modify the weighting scheme based on a proprietary weighting system.

The Fund may invest up to 5% of its assets in Standard & Poor's Depositary Receipts ("SPDRs(R)"). SPDRs are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

The Fund may invest up to 20% of its assets in S&P 500 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Investments in SPDRs, futures and options will not reflect TSI ratings.

Although the Adviser will attempt to invest as much of the Fund's assets as is practical in stocks included among the S&P 500 Index and futures contracts and related options, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
- Market risk: The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Large company stock risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

- Investment style risk: TSI ratings will result in overweighting and underweighting most stocks in the S&P 500
    Index. These variances might result in worse (or better) returns.

-   Correlation risk: Because the Fund has expenses, and the S&P
    500 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Since this is a new Fund, there is no bar chart or performance table.


                   MONEY MARKET FUND PROFILE

Investment Objective
The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

Investment Strategies
It does this by investing exclusively in high quality short-term securities.

The Fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the Fund buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the Fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the Fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the Fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules
To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable
$1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

- Individual securities must have remaining maturities of no more than 397 days.
- The dollar-weighted average maturity of the Fund's holdings cannot exceed 90 days
- All securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars.

Primary Risks
Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the Fund or make it perform less well than other investments.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

- Market interest rate risk: As with most money market funds, the most important factor affecting performance is market interest rates. The Fund's yields tend to reflect current interest rates, which means that when these rates fall, the Fund's yield generally falls as well.

- Credit quality risk: If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

- Other risks: Other factors that could affect performance include:
     - The managers could be incorrect in their analysis of interest rate trends, credit quality or other matters.
     - Securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates.

Since this is a new Fund, there is no bar chart or performance table.



                FEES AND EXPENSES OF THE FUNDS


This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

                                                           Total Annual
                                Management      Other     Fund Operating
                                   Fees       Expenses**    Expenses**
------------------------------------------------------------------------

Total Social Impact Fund           0.45%        0.30%          0.75%*

Money Market Fund                  0.35%***     0.10%          0.45%*

* Under the Investment Advisory Agreement, Total Annual Fund Operating Expenses in excess of .75% for the Total Social Impact Fund, and in excess of .45% for the Money Market Fund are paid by the investment adviser.
**     "Other Expenses" are based on estimates.
*** The Adviser has agreed to reduce its fee from those shown in the table for a period of one year from the commencement of operations by .02% percentage points for the Money Market Fund. The Adviser may not revise or cancel these waivers during the one year period.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year          3 Years
                                ------          -------
Total Social Impact Fund          $77             $241

Money Market Fund                 $46             $145


This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


     OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
The Total Social Impact Fund may invest only in foreign securities that are included in the S&P 500 Stock Index. The S&P has indicated that their selection criteria for inclusion in the S&P 500 Stock Index include that all securities be U.S. publicly traded stock on the New York or American Stock Exchange or the Nasdaq National Market System and meet all of the same SEC disclosure requirements as United States-based companies. Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

     - political or economic instability in the foreign country;
     - diplomatic developments that could adversely affect the value of the foreign security;
     - foreign government taxes;
     - fluctuation in currency exchange rates;
     - the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
     - less publicly available information about foreign operations than domestic operations.

REPURCHASE AGREEMENTS
Each Fund may invest in Repurchase Agreements. A repurchase agreement is a transaction where a Fund buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. None of the Funds engage extensively in repurchase agreements, but each may engage in them from time to time. The Adviser reviews the credit worthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Fund could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
The Total Social Impact Fund may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made). A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of an index future depends primarily on the value of its underlying index, the performance of the broad-based contracts will generally reflect broad changes in market prices. However, because a particular Fund may not be invested in precisely the same proportion as a particular Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Total Social Impact Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Total Social Impact Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the eligible Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Fund) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Fund) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Fund) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Fund if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Fund risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Fund may write call options in order to hedge against an expected decline in value of Fund securities.

The Fund may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Fund intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Fund's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correla-

tion between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The Total Social Impact Fund may purchase or sell options on the S&P 500 Index, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

LENDING FUND SECURITIES
The Total Social Impact Fund may lend portfolio securities with a value up to 10% of its total assets. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.

The Fund will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Fund may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

OTHER INFORMATION
In addition to the investment policies described above, each Fund's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, each Fund's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's annual report should be directed to Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, (888) 259-7565, or at P.O. Box 701, Milwaukee, WI 53201-0701.


                     FUND MANAGEMENT


INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc. (formerly Carillon Advisers, Inc.), 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for Summit Mutual Funds since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds' business affairs.

Steven J. Dillenburg, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the Total Social Impact Fund.

Mr. Dillenburg is a Managing Partner of the Adviser and has been affiliated with the Adviser and Union Central since November 1999. Prior thereto, he was Director of Socially Responsible Investing at Scudder Kemper Investments, Inc. Mr. Weisenburger is the Assistant Fund Manager of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996. Prior thereto, Mr. Weisenburger was a general securities trader for Ohio National Equity Sales Corp. And a registered representative for Fidelity Investments.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

         Fund                               Advisory Fee
         ----                               ------------
Total Social Impact Fund      .45% of the current value of the net assets.

Money Market Fund             .35% of the current value of the net assets.


The effective rates paid by each Fund are set forth in the "Fees and Expenses of the Fund" section on page .

SUBADVISER
Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY, is the investment Subadviser to the Money Market Fund. Scudder
Kemper has more than 80 years experience managing mutual funds, and currently has more than $290 billion in assets under management.

The Subadviser provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible. The services include investment research and advice with respect to securities, investments and cash equivalents in the Money Market Fund. As compensation for its services, the Subadviser receives a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000, .15% of the next $200,000,000, .12% of the next
$750,000,000, and .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Fund that incurs them, while other expenses are allocated among the Funds on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the Total Social Impact Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of that Fund's net assets. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of that Fund's net assets.

CAPITAL STOCK
Summit Mutual Funds currently has twenty-two classes of stock, one for each fund, two of which are offered pursuant to this prospectus. Shares (including fractional shares) of each fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that fund. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights.


                     SHAREHOLDER INFORMATION


PRICING OF FUND SHARES
The net asset value of the Funds' shares is determined once daily, Monday through Friday at 4:00 p.m. Eastern Time, on days there are purchases or redemptions of Fund shares. The net asset value will not be determined when the New York Stock Exchange is closed (for example, on national holidays), or on any day on which changes in the value of the portfolio securities of the Funds are immaterial. The net asset value is calculated by adding the values of all securities and other assets of a Fund, subtracting liabilities and expenses, and dividing the resulting figure by the number of the Fund's outstanding shares. Expenses, including the advisory fee payable to the Adviser, are charged to each Fund daily.

Securities held by each Fund are valued at market price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under procedures adopted by, the Board of Directors. Money market instruments maturing in 60 days or less are valued at the amortized cost method.

Sometimes foreign securities markets are open on days when U.S. markets are closed. Because some Funds holds foreign securities, there may be days when the net asset value of Fund shares changes even when the shares are not priced, and Fund shareholders cannot purchase or redeem shares.

PURCHASE OF SHARES
Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, Carillon Investments, Inc. (the
"Distributor"), which is affiliated with the Adviser. The
Distributor is a registered broker-dealer with offices at 1876
Waycross Road, Cincinnati, Ohio 45240.

MINIMUM INVESTMENTS
The minimum initial investment for shares in a Fund is
     1) $5,000;  or

     2) $1,000 ($500 in the case of an Individual Retirement Account) if the purchaser of shares is any one of the following:
        a) Directors, officers, current or retired employees ("employees"), or agents of The Union Central Life Insurance Company ("Union Central"), or affiliates thereof, or their spouses or dependents; or
        b) Directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with the Distributor relating to the Funds, or their spouses or dependents; or
        c) Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

The minimum subsequent investment is $50.

BUYING SHARES
Purchase requests accompanied by a check or wire payment for any Fund which are received by the transfer agent before 4:00 p.m. Eastern Time on a business day for the Funds will be executed the same day, at that day's closing price, provided that payment is received by the close of regular trading hours. Orders received after 4:00 p.m. Eastern Time and orders for which payment is not received by the close of regular trading hours on the New York Stock Exchange will be executed on the next business day after receipt of both order and payment in proper form.


OPENING AN ACCOUNT                      ADDING TO AN ACCOUNT

BY MAIL                                 BY MAIL

Complete an application and mail it     Make your check payable to Summit
along with a check payable to Summit    Mutual Funds. Please include your
Mutual Funds, to:                       sixteen-digit account number on your
The Summit Mutual Funds                 check and mail it to the address at
c/o Firstar Mutual Fund Services, LLC   the left.
P.O. Box 701
Milwaukee, WI 53201-0701.

For overnight or express delivery,
mail to:
The Summit Mutual Funds
c/o Firstar Mutual Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207.


AUTOMATICALLY                           AUTOMATICALLY

Call 1-888-259-7565 to obtain a         Complete a Periodic Investment Plan
purchase application, which includes    Application to automatically purchase
information for a Periodic Investment   more shares.
Plan.

BY WIRE                                 BY WIRE

Call 1-888-259-7565 prior to sending    Call 1-888-259-7565 prior to sending
the wire in order to obtain a           the wire in order to obtain a
confirmation number and to ensure       confirmation number and to ensure
prompt and accurate handling of funds.  prompt and accurate handling of funds.
Ask your bank to transmit immediately   Ask your bank to transmit immediately
available funds by wire in the amount   available funds by wire as descrobed
of your purchase to:                    at the left.
Firstar Bank, N.A.
777 East Wisconsin Avenue               Please include your sixteen-digit
Milwaukee, WI 53202                     account number.
ABA Number: 075000022
Credit to: Firstar Mutual Fund          The Summit Mutual Funds and its
Services, LLC                           transfer agent are not responsible for
Account Number: 112-952-137             the consequences of delays resulting
Further credit to: Summit Mutual Funds  from the banking or Federal Reserve
(account name and account number)       Wire system, or from incomplete
Summit Mutual Funds and its transfer    wiring instructions.
agent are not responsible for the
consequences of delays resulting from
the banking or Federal Reserve Wire
system, or from incomplete wiring
instructions.

INTERNET                                INTERNET

Not available at this time              Not available at this time

BY TELEPHONE EXCHANGE                   BY TELEPHONE EXCHANGE

Call 1-888-259-7565 to exchange         Call 1-888-259-7565 to exchange
from another Summit Mutual Funds        from another Summit Mutual Funds
account with the same registration      account with the same registration
including name, address and taxpayer    including name, address and taxpayer
ID number.                              ID number.


----------------------------------------------------------------

PLEASE NOTE: All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to Summit Mutual Funds. A $25 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund. Prior to the transfer agent receiving a completed application, investors may make an initial investment. However, redemptions will not be paid until the transfer agent has received the completed application.
----------------------------------------------------------------

     ADDITIONAL INFORMATION ON BUYING SHARES

     The Funds will not accept payment in cash or third party checks for the purchase of shares.

     Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.


     Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund.


REDEMPTION OF SHARES

SELLING SHARES
Redemption requests for any of the Funds received by the transfer agent before 4:00 p.m. Eastern Time on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after 4:00 p.m. Eastern Time will be executed on the next business day.

BY TELEPHONE
Call 1-888-259-7565 with your account name, sixteen-digit account number and amount of redemption (minimum $500). Redemption proceeds will only be sent to a shareholder's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address by telephone within the preceding 15 days).

BY MAIL
Mail your instructions to Summit Mutual Funds, P.O. Box 3011, Milwaukee, WI 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, WI 53202).Include the number of shares or the amount to be redeemed, your sixteen-digit account number and Social Security number or other taxpayer identification number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account. If the redemption amount exceeds $50,000, or if the proceeds are to be sent elsewhere than the address of record, or the address of record has been changed by telephone within the preceding 15 days, each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.

INTERNET
Not available at this time.

AUTOMATICALLY
Call 1-888-259-7565 for a Systematic Withdrawal Plan application
($5,000 account minimum and $50 minimum per transaction).

----------------------------------------------------------------
Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed" must appear with the signature.
----------------------------------------------------------------

The Funds may require additional supporting documents for
redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
----------------------------------------------------------------


ADDITIONAL TRANSACTION INFORMATION

TELEPHONE REQUESTS
In order to arrange for telephone redemptions after you have opened your account or to change the bank or account designated to receive redemption proceeds, send a written request to the Firstar Mutual Fund Services, LLC or contact your registered representative. Each shareholder of the account must sign the request. The Funds may request further documentation from corporations, executors, administrators, trustees and guardians.

The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Funds at any time upon notice to shareholders.

DURING PERIODS OF SUBSTANTIAL ECONOMIC OR MARKET CHANGE, TELEPHONE REDEMPTIONS MAY BE DIFFICULT TO IMPLEMENT. IF A SHAREHOLDER IS UNABLE TO CONTACT THE TRANSFER AGENT BY TELEPHONE, SHARES MAY ALSO BE REDEEMED BY DELIVERING THE REDEMPTION REQUEST TO THE TRANSFER AGENT.

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone, Firstar employs reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to transact by telephone will be required to provide their account number (unless opening a new account). All telephone transactions will be recorded and confirmed in writing. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Summit Mutual Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Summit Mutual Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.

ADDITIONAL REDEMPTION INFORMATION
The Funds will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules. HOWEVER, IF ANY PORTION OF THE SHARES TO BE REDEEMED REPRESENTS AN INVESTMENT MADE BY CHECK, THE FUNDS WILL DELAY THE PAYMENT OF THE REDEMPTION PROCEEDS UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE TWELVE DAYS FROM THE PURCHASE DATE. An investor must have filed a purchase application before any redemption requests can be paid.

ACCOUNTS BELOW THE MINIMUM BALANCE
If your account falls below $1,000, the Funds may redeem your account. The Fund will impose no charge and will give you sixty days' written notice prior to any redemption.

REDEMPTION IN KIND
Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it to be detrimental to existing shareholders, to pay the redemption in cash, the Fund may pay all or part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash, you would incur brokerage costs. Redemptions in kind are taxable transactions.

EXCHANGE OF SHARES
Without a sales charge, you may exchange shares of a Fund for shares of another Fund.Telephone exchange privileges automatically apply to each shareholder of record unless the transfer agent receives written instructions canceling the privilege.

For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, an investor may realize a capital gain or loss. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. No exchange fee is currently imposed by Summit Mutual Funds on exchanges. However, Summit Mutual Funds reserves the right to impose a charge in the future. Summit Mutual Funds reserves the right to reject any exchange request with prior notice to a shareholder and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareholders of any material modification or termination except where notice is not required under SEC regulations. Also keep in mind:

     Exchanges are available only in states where exchanges may be legally made.

     The minimum amount which may be exchanged is the lesser of $1,000 or all the shares of that Fund.

     If any portion of the shares to be exchanged represents an investment made by check, a Fund will delay the acquisition of new shares in an exchange until the transfer agent is reasonably satisfied that the check has been collected, which may take up to twelve days from the purchase date.

     It may be difficult to make telephone exchanges in times of drastic economic or market changes.

EXCESSIVE TRADING
The Adviser may bar excessive traders from purchasing shares of a Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving the Funds within any 120-day period. For example, assume you are invested in a Fund. You can move substantial assets from that Fund to another Fund and, within the next 120 days, sell your shares in that Fund to return to the first Fund. If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Funds. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges; and
(2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan.

SHAREHOLDER REPORTS
Shareholders will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of a Fund's fiscal year with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders may request duplicate copies free of charge.

Account statements will be mailed after each purchase, reinvestment of dividends and redemption. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Generally, the Fund does not send statements for Funds held in brokerage, retirement or other similar accounts.

AUTOMATED TELERESPONSE SERVICE
Shareholders using a touch-tone telephone can access information on the Funds twenty four hours a day, seven days a week. When calling Firstar Mutual Fund Services, LLC at 1-888-259-7565, shareholders may choose to use the automated information feature or, during regular business hours (8:00 a.m. to 7:00 p.m. Central time, Monday through Friday), speak with a Firstar representative.

RETIREMENT PLANS
The Fund offers individual retirement accounts including SIMPLE and SEP IRAs. For details concerning Retirement Accounts
(including service fees), please call Firstar Mutual Fund
Services, LLC at 1-888-259-7565.


              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends from net investment income of the Total Social Impact
Fund are declared and paid quarterly. Dividends from net investment income of the Money Market Fund are declared daily and paid monthly.

Any capital gains are distributed annually. Your dividends and capital gains distributions will be reinvested automatically in additional shares unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

If you have elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                         FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase Fund shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your Fund shares, including an exchange for Fund shares of another Fund, based on the difference between your tax basis in the Fund shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Fund shares.) Any loss realized on Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Fund shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                    STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

                            S&P DISCLAIMER

The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.


                       FINANCIAL HIGHLIGHTS

Since these are new funds, no financial highlights are available.


                      APPENDIX A:  RATINGS


CORPORATE BOND RATINGS

Moody's Investors Services, Inc.

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Rating Services

     AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

     A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

     BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER RATINGS

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
     - management;
     - economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas;
     - competition and customer acceptance of products;
     - liquidity;
     - amount and quality of long-term debt;
     - ten-year earnings trends;
     - financial strength of a parent company and the relationships which exist with the issuer; and
     - recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Rating Services

Commercial paper rated A by Standard & Poor's Rating Services has the following characteristics:

     - Liquidity ratios are better than the industry average.
     - Long-term senior debt rating is "A" or better. In some cases, BBB credits may be acceptable.
     - The issuer has access to at least two additional channels of borrowing.
     - Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
     - Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.

Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

[Back Cover Page]

A Statement of Additional Information dated June 26, 2000, which contains further information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Funds' investments is available in Summit Mutual Funds' annual and semi-annual reports to shareholders. In Summit Mutual Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, at P.O. Box 701, Milwaukee, WI 53201-0701.

Summit Mutual Funds' Statement of Additional Information, annual and semi-annual reports and certain other information about the Funds can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-
6009.

These fund Documents and other information about the Funds are also available without charge at the SEC's web site:
http://www.sec.gov.

File 811-04000

                            PART B


                   INFORMATION REQUIRED IN A
              STATEMENT OF ADDITIONAL INFORMATION


(page)

                    SUMMIT MUTUAL FUNDS, INC.
                       Summit Apex Series
----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION

June 26, 2000

     This Statement of Additional Information regarding two of the twenty-two Funds of Summit Mutual Funds, Inc. ("Summit Mutual Funds"), formerly Carillon Fund, Inc., is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Summit Mutual Funds' current Prospectus, dated June 26, 2000, which may be obtained by calling Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, at P.O. Box 701, Milwaukee, WI 53201-0701.

     Summit Mutual Funds is an open-end management investment company.




                        TABLE OF CONTENTS

                                                            Page
Investment Policies (7)........................................2
   Money Market Instruments, Other Securities and
         Investment Techniques.................................2
   Futures Contracts...........................................4
   Options.....................................................8
   Lending Portfolio Securities...............................12
Additional Investment Policies - Money Market Fund............12
Investment Restrictions.......................................14
Portfolio Turnover............................................17
Management of the Fund (10)...................................18
   Directors and Officers.....................................18
   Investment Adviser.........................................20
   Payment of Expenses........................................21
   Advisory Fee ..............................................21
   Investment Advisory Agreement..............................22
   Investment Subadvisory Agreement...........................22
   Service Agreement..........................................23
   License Agreement..........................................22
   Securities Activities of Adviser...........................23
   Code of Ethics.............................................24
Determination of Net Asset Value (11).........................24
Purchase and Redemption of Shares (12)........................25
Taxes (18)....................................................25
Fund Transactions and Brokerage...............................25
Distributor...................................................26
General Information (2).......................................27
   Capital Stock..............................................27
   Voting Rights..............................................28
   Additional Information.....................................28
Independent Auditors..........................................29
Appendix A: S&P Disclaimer....................................30
Appendix A: TSI Disclaimer....................................31

( ) indicates page on which the corresponding section appears in the Prospectus.



SMFI 516 APEX 6/00

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                    SUMMIT MUTUAL FUNDS, INC.


                      INVESTMENT POLICIES

     The following specific policies supplement the Fund's
"Investment Objectives and Policies" set forth in the Prospectus.

Money Market Instruments, Other Securities and Investment
Techniques

Each Fund may invest in money market instruments whose characteristics are consistent with the Fund's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit. Each Fund may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC presently insures accounts up to $100,000, but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., one of the Funds) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the
Investment Company Act of 1940.   Funds will not enter into a
repurchase agreement which does not provide for payment within seven days if, as a result, more than 10% of the value of each Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Funds will enter into repurchase agreements only where: (I) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The investments by a Fund in repurchase agreements may at times be substantial when, in the view of the Adviser, unusual market, liquidity, or other conditions warrant.

If the issuer of the repurchase agreement defaults and does not repurchase the underlying security, the Fund might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security.
In addition, if the issuer becomes involved in bankruptcy proceedings, the Fund may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser, under the direction and supervision of the Board of Directors.

Reverse Repurchase Agreements
Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years at the time they are issued and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Government Agency Securities. Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit. Each Fund may invest in certificates of deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits.  Each Fund may invest in time deposits.  Time
Deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. Each Fund may invest in bankers' acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Short Term Corporate Debt Securities. Each Fund may invest in investment grade short term corporate debt securities with a remaining maturity of one year or less. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with the Summit Mutual Funds' custodian bank in which it will maintain cash or cash equivalents or other Fund securities equal in value to commitments for such when-issued or delayed-delivery securities.

Equity Securities. The Total Social Impact Fund may invest in equity securities without restriction.

Unit Investment Trusts. The Total Social Impact Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs(R)"). SPDRs are units of beneficial interest in a unit investment trust ("UIT"), representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the component common stocks of the S&P 500 Index. While the investment objective of SPDRs is to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index, there can be no assurance that this investment objective will be met fully. As SPDRs are securities issued by an investment company, non-fundamental restriction (5) below restricts their purchases to 10% of the Fund's assets.

Futures Contracts

For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Total Social Impact Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Total Social Impact Fund may invest up to 100% of its assets in such futures and/or options contracts. Thereafter, the Fund may invest up to 20% of the Fund's assets in such futures and/or options contracts. The Fund does not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a Fund may not be invested in precisely the same proportion as an Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Fund will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

Regulatory Limitations. The Total Social Impact Fund will engage in transactions in futures contracts and options thereon only for bona fide hedging, risk management and other permissible purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Fund, an amount of cash, U.S. Government securities or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

In addition, CFTC regulations may impose limitations on the Fund's ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Fund would comply with such new restrictions.

SPECIAL RISKS OF FUTURES CONTRACTS

Volatility And Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity.   The Fund may elect to close some or all of its
futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Fund of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period

Options

The Total Social Impact Fund may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Fund. The Fund may enter into options on futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. In addition, the Fund may write covered call options on any security in which it is eligible to invest.

As a writer of a call option, a Fund may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security. The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

Although the Fund will write only options and options on futures contracts with respect to such securities which are traded on a national exchange or Board of Trade, there is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, the Fund will not be able to sell the underlying security, until the option expires or the option is exercised by the holder.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Fund's ability to effect closing transactions.

The Total Social Impact Fund may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of Portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio. The Fund may write call options on futures contracts on the S&P 500 Index or securities included therein, only for hedging purposes to protect the price of securities it intends to buy and when such transactions enable it to better meet its investment objectives. The Fund will not write options on futures contracts for speculative purposes.

A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

Upon the exercise of a call option on a futures contract, the writer of the option (the Fund) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by the Fund is exercised, the Fund intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

As a writer of options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund. If the option is exercised, the Fund might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Fund will not write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks. While options will be sold in an effort to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Fund than if it had not entered into any options transactions. The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The price of S&P 500 Index futures is also volatile and is influenced, among other things, by changes in conditions in the securities markets in general.

In the event of an imperfect correlation between a futures position (and a related option) and the Portfolio position which is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Fund will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the adviser may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Limitations on the Use of Options on Futures. The Fund will only write options on futures that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. The principal exchanges in the United States for trading options on Treasury Securities are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. These exchanges and trading options on futures are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

It is the Fund's opinion that it is not a "commodity pool" as defined under the Commodity Exchange Act and in accordance with rules promulgated by the CFTC.

The Fund will not write options on futures contracts for which the aggregate premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

All of the futures options transactions employed by a Fund will be bona fide hedging transactions, as that term is used in the Commodity Exchange Act and has been interpreted and applied by the CFTC. To ensure that its futures options transactions meet this standard, the Fund will enter into such transactions only for the purposes and with the intent that CFTC has recognized to be appropriate.

Custodial Procedures and Margins. Summit Mutual Funds' Custodian acts as its escrow agent as to securities on which a Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts. The Clearing Corporation (CC) will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction. In this way, assets of the Fund will never be outside the control of Summit Mutual Funds' custodian, although such control might be limited by the escrow receipts issued.

At the time the Fund sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. The Fund will earn interest income on its initial margin deposits.

In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Fund to supplement the margin held in escrow. This will be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

The assets in the margin account will be released to the CC only if the Fund defaults or fails to honor its commitment to the CC and the CC represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Lending Portfolio Securities

The Total Social Impact Fund may lend portfolio securities with a value up to 10% of their total assets. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Adviser will review and monitor the creditworthiness of such borrowers on an ongoing basis.


       ADDITIONAL INVESTMENT POLICIES - MONEY MARKET FUND

     The Money Market Fund seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved. The Fund uses the amortized cost method of securities valuation.

     The Money Market Fund purchases U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; domestic and foreign bank certificates of deposit; bankers' acceptances; finance company and corporate commercial paper; and repurchase agreements and corporate obligations. Investments are limited to those that are U.S. dollar-denominated and at the time of purchase are rated, or judged by the Adviser, subject to the supervision of the Directors, to be equivalent to those rated high quality (i.e., rated in the two highest short-term rating categories) by any two nationally-recognized statistical rating services such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. Securities eligible for investment by Money Market Fund which are rated in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security) are known as "first tier securities." Securities eligible for investment by Money Market Fund rated in the top two categories which are not first tier securities are known as "second tier securities." Investments in commercial paper and finance company paper will be limited to securities which, at the time of purchase, will be rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or the equivalent by any nationally-recognized statistical rating service or judged to be equivalent by the Adviser. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described above. The Money Market Fund may also hold cash. Shares of the Fund are not insured by an agency of the U.S. Government. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

    The Money Market Fund may invest in certificates of deposit and bankers' acceptances of large domestic or foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) including foreign branches of such domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and of smaller banks as described below. The Fund will invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign banks if such banks meet the stated qualifications. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit and bankers' acceptances issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investments in certificates of deposit and bankers' acceptances issued by domestic banks.

     The Money Market Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (I) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

     The assets of the Money Market Fund consist entirely of cash items and investments having a remaining maturity date of 397 calendar days or less from date of purchase. The Fund will be managed so that the average maturity of all instruments in the portfolio (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Fund's investments varies according to the Adviser's appraisal of money market conditions.

     The Fund may invest more than 5% but not more than 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         The Money Market Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration
(such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. Summit Mutual Funds' Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or (ii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.
 Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of Summit Mutual Funds' Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

         The Money Market Fund may also invest in asset back securities, which may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

     The net investment income of the Fund is declared as a dividend to shareholders daily and distributed monthly in cash or reinvested in additional shares.



                   INVESTMENT RESTRICTIONS

     Summit Mutual Funds has adopted the following fundamental restrictions relating to the investment of assets of the Funds and other investment activities. These are fundamental policies and may not be changed without the approval of holders of the majority of the outstanding voting shares of each Fund affected (which for this purpose means the lesser of: [I] 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or [ii] more than 50% of the outstanding shares). A change in policy affecting only one Fund may be effected with the approval of the majority of the outstanding voting shares of that Fund only. Summit Mutual Funds' fundamental investment restrictions provide that no Fund is allowed to:

     (1) Issue senior securities (except that each Fund may borrow money as described in restriction [9] below).

     (2) With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) of any one issuer.

     (3) Purchase more than either: (I) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

     (4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     (5) Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the Total Social Impact Fund in compliance with non-fundamental restrictions [7 and 8] below.

     (6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

     (7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements
(the purchase of publicly traded obligations not being considered the making of a loan).

     (8) Lend its securities, except that the Fund may lend securities in compliance with non-fundamental restriction [6] below.

     (9) Borrow amounts in excess of 10% of its total assets taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

     (10) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

     (11) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

     (12) Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions, no Fund may:

     (1) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Fund securities with the other Funds or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

     (2) Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     (3) Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

     (4) Invest in companies for the purpose of exercising control (alone or together with the other Funds).

     (5) Purchase securities of other investment companies with an aggregate value in excess of 5% of the Fund's total assets, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, or by purchase of UITs designed to track an Index and only if immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions:

The Total Social Impact Fund may not:

     (6) Lend portfolio securities with an aggregate value of more than 10% of its total assets.

     (7) Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except as a temporary investment strategy until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

     (8) Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options
(including options on futures contracts) and unless no more than 25% of the Fund's assets consist of collateral for outstanding options.

If a percentage restriction (for either fundamental or nonfundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

                       PORTFOLIO TURNOVER

     Portfolio turnover is calculated by dividing the lesser of purchases or sales of Fund securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Under the above definition, the Money Market Fund will have no portfolio turnover.

     A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements which enable the Fund to receive certain favorable tax treatments. The portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of the Fund. Higher portfolio turnover can result in corresponding increases in brokerage costs to a Fund and its shareholders. However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. The annual portfolio turnover rate for the Total Social Impact Fund is expected to be 20%.


                    MANAGEMENT OF THE FUND

Directors and Officers
The directors and executive officers of Summit Mutual Funds and their principal occupations during the past five years are set forth below. Unless otherwise noted, the address of each executive officer and director is 1876 Waycross Road, Cincinnati, Ohio 45240.



Directors and Officers

     The directors and executive officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise noted, the address of each executive officer and director is 1876 Waycross Road, Cincinnati, Ohio 45240.

                         Position(s)
Name, Address            with            Principal Occupation(s)
and Age                  the Fund        During Past Five Years
-------------            -----------     -----------------------
George M. Callard, M.D.  Director        Professor of Clinical Surgery,
3021 Erie Avenue                         University of Cincinnati
Cincinnati, Ohio 45208
(Age 66)

Theodore H. Emmerich     Director        Consultant; former Partner,
1201 Edgecliff Place                     Ernst & Whinney, Accountants
Cincinnati, Ohio 45206
(73)

Richard H. Finan         Director        Attorney at Law; President of
11137 Main Street                        the Ohio State Senate
Cincinnati, Ohio 45241
(65)

Yvonne L. Gray           Director        Chief Operating Officer, United
2400 Reading Road                        Way and Community Chest; prior
Cincinnati, Ohio 45202                   thereto, Vice President/Trust
(49)                                     Operations Officer, Fifth Third
                                         Bank

Jean Patrice             Director        Former Interim President, Cincinnati
Harrington, S.C.                          State Technical and Community College;
3217 Whitfield Avenue                    Former Executive Director, Cincinnati
Cincinnati, Ohio 45220                   Youth Collaborative; President
(77)                                     Emeritus (formerly, President) College
                                         of Mount St. Joseph

John H. Jacobs*          Director        President and Chief Executive Officer,
(53)                                     Union Central; Director, Summit
                                         Investment Partners, Inc. ("Adviser")
                                          and Carillon Investments, Inc.;
                                         prior to May, 2000, Officer and
                                         employee, Union Central

Charles W. McMahon       Director        Retired Senior Vice President and
19 Iron Woods Drive                      Director, Union Central
Cincinnati, Ohio 45239
(80)

Harry Rossi*             Director        Director Emeritus, Union Central;
8548 Wyoming Club Drive                  Director, Adviser and Carillon
Cincinnati, Ohio 45215                   Investments, Inc.; former Chairman,
(80)                                     President and Chief Executive Officer,
                                         Union Central

Steven R. Sutermeister*  Director,       Senior Vice President,Union Central;
(47)                     President       President, Director and Chief
                         and Chief       Executive Officer, Adviser;
                         Executive       Director, Carillon
                         Officer         Investments, Inc.

John F. Labmeier         Vice President  Vice President, Associate General
(51)                     and Secretary   Counsel and Assistant Secretary, Union
                                         Central; Vice President and Secretary,
                                         Carillon Investments, Inc.; Secretary,
                                         Adviser

Thomas G. Knipper        Controller      Treasurer, Adviser; prior to July,
(43)                     and Treasurer   1995, Treasurer of The Gateway Trust
                                         and Vice President and Controller of
                                         Gateway Advisers, Inc.

John M. Lucas            Assistant       Counsel and Assistant to Secretary,
(49)                     Secretary       Union Central

---------------
* Messrs. Jacobs, Rossi and Sutermeister are considered to be "interested persons" of Summit Mutual Funds, Inc.(within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

All directors who are not "interested persons" of the Company are members of the Audit Committee.

As of the date of this Statement of Additional Information, no officers and directors of Summit Mutual Funds owned 5% or more of any of the outstanding shares of any Fund. Directors who are not officers or employees of Union Central or Adviser are paid a fee plus actual out-of-pocket expenses by Summit Mutual Funds for each meeting of the Board of Directors attended. Total fees and expenses incurred for 1999 were $68,200.



                        Compensation Table

     (1)                (2)           (3)          (4)        (5)
Name of Person,      Aggregate     Pension or    Estimated   Total
Position             Compensation  Retirement    Annual      Compensation
                     From          Benefits      Benefits    From
                     Registrant    Accrued As    Upon        Registrant
                                   Part of Fund  Retirement  and Fund
                                   Expenses                  Complex*
                                                             Paid to
                                                             Directors
------------------------------------------------------------------------

George M. Callard,   $14,800**      --            --         $14,800
M.D.
Director

Theodore H. Emmerich $15,900        --            --         $15,900
Director

James M. Ewell       $15,300        --            --         $15,300
Director

Richard H. Finan     $15,300        --            --         $15,300
Director

Jean Patrice
Harrington, S.C.     $15,500        --            --         $15,500
Director

John H. Jacobs        N/A           N/A           N/A         N/A
Director

Charles W. McMahon   $14,800        --            --         $14,800
Director

Harry Rossi           N/A           N/A           N/A         N/A
Director


**   Messrs. Callard and McMahon have deferred their compensation in past years. As of December 31, 1999, the total amount deferred, including interest, was as follows: Dr. Callard - $100,978; Mr. McMahon - $29,371.



Investment Adviser
Summit Mutual Funds has entered into an Investment Advisory Agreement ("Agreement") with Summit Investment Partners, Inc. ("Adviser"), formerly known as Carillon Advisers, Inc., whose principal business address is 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, and is a wholly-owned subsidiary of Union Central. Executive officers and directors of the Adviser who are affiliated with the Fund are: Steven R. Sutermeister, Director, President and Chief Executive Officer; John H. Jacobs, Director; Harry Rossi, Director; Thomas G. Knipper, Treasurer; and John F. Labmeier, Secretary. Pursuant to the Agreement, Summit Mutual Funds has retained the Adviser to manage the investment of each Fund's assets, including the placing of orders for the purchase and sale of Fund securities. The Adviser is at all times subject to the direction and supervision of the Board of Directors of Summit Mutual Funds. The Adviser continuously furnishes an investment program for each Fund, is responsible for the actual management of each Fund and has responsibility for making decisions to buy, sell or hold any particular security.
The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions. The Adviser considers analyses from various sources, makes necessary investment decisions and effects transactions accordingly. The Adviser also performs certain administrative functions for Summit Mutual Funds. The Adviser may utilize the advisory services of subadvisers for one or more of the Funds.

Payment of Expenses
Under the terms of the Agreement, in addition to managing Summit Mutual Funds' investments, the Adviser, at its expense, maintains certain of Summit Mutual Funds' books and records (other than those provided by Firstar Mutual Fund Services, LLC, by agreement) and furnishes such office space, facilities, equipment, and clerical help as Summit Mutual Funds may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of Summit Mutual Funds, who are employees of Union Central. The Adviser also bears the cost of telephone service, heat, light, power and other utilities provided to Summit Mutual Funds. Expenses not expressly assumed by the Adviser under the Agreement will be paid by Summit Mutual Funds.

Each Fund pays all other expenses incurred in its operation and a portion of Summit Mutual Funds' general administration expenses allocated on the basis of the asset size of the respective Funds. Expenses other than the Adviser's fee that are borne directly and paid individually by a Fund include, but are not limited to, brokerage commissions, dealer markups, expenses incurred in the acquisition of Fund securities, transfer taxes, transaction expenses of the custodian, royalty or license fees, pricing services used by only one or more Funds, and other costs properly payable by only one or more Funds. Expenses which are allocated on the basis of size of the respective Funds include custodian (portion based on asset size), dividend disbursing agent, transfer agent, bookkeeping services (except annual per Fund base charge), pricing, shareholder's and directors' meetings, directors' fees, proxy statement and Prospectus preparation, registration fees and costs, fees and expenses of legal counsel not including employees of the Adviser, membership dues of industry associations, postage, insurance premiums including fidelity bond, and all other costs of Summit Mutual Funds' operation properly payable by Summit Mutual Funds and allocable on the basis of size of the respective Funds. The Adviser will pay any expenses of the Total Social Impact Fund, other than the advisory fees for the Fund, to the extent that such expenses exceed .30% of that Fund's net assets. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fee for the Fund, to the extent that such expenses exceed .10% of that Fund's net assets.

Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Directors have determined that this is an appropriate method of allocation of expenses.

Advisory Fee
As full compensation for the services and facilities furnished to the Funds and expenses of the Funds assumed by the Adviser, the Funds pay the Adviser monthly compensation calculated daily as described on page 10 of the Prospectus.


Investment Advisory Agreement
The Investment Advisory Agreement was initially approved by Summit Mutual Funds' Board of Directors, including a majority of the directors who are not interested persons of the Adviser, on March 22, 1984. Unless earlier terminated as described below, the Agreement will continue in effect from year to year if approved annually: (a) by the Board of Directors of Summit Mutual Funds or by a majority of the outstanding shares of Summit Mutual Funds, including a majority of the outstanding shares of each Fund; and
(b) by a majority of the directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty by Summit Mutual Funds on 60 days notice, and by the Adviser on 90 days notice. On February 25, 2000 the Agreement was approved for continuance for one (1) year by the Board of Directors by unanimous vote of those present, including a majority of the directors who are not parties to such contract or interested persons of any such party.

On August 30, 1999, the Board of Directors took steps to activate the Total Social Impact Fund and the Money Market Fund by authorizing the issuance of shares of those Funds. On May 8, 2000, the Board of Directors also approved an amendment to the Investment Advisory Agreement making the Agreement applicable to these Funds, and specifying the advisory fee payable by it. The board determined that the amendment did not affect the interests of the classes of Summit Mutual Funds shares other than the shares of the Total Social Impact Fund and Money Market Fund and that therefore only the holders of shares of those Funds were entitled to vote on the amendment. It is anticipated that the sole shareholder of those Funds will approve the Agreement as amended on or about June 30, 2000.

The Investment Advisory Agreement provides that the Adviser shall not be liable to Summit Mutual Funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by Summit Mutual Funds or by any shareholder in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Adviser in the performance of its duties thereunder. In the case of administration services, the Adviser will be held to a normal standard of liability.

The Agreement in no way restricts the Adviser from acting as investment manager or adviser to others.

If the question of continuance of the Agreement (or adoption of any new Agreement) is presented to shareholders, continuance (or adoption) with respect to a Fund shall be effective only if approved by a majority vote of the outstanding voting securities of that Fund. If the shareholders of any one or more of the Funds should fail to approve the Agreement, the Adviser may nonetheless serve as an adviser with respect to any Fund whose shareholders approved the Agreement.

Investment Subadvisory Agreement
The Agreement between the Adviser and Scudder Kemper Investments, Inc. as subadviser for the Money Market Fund was approved by the Fund's Board of Directors on May 8, 2000, including an affirmative vote of a majority of the disinterested directors. Although the Fund is not a party to this Subadvisory Agreement, the Agreement provides that continuation and termination are subject to the same requirements as the Investment Advisory Agreement between the Adviser and the Fund. Scudder is subject to the same control and supervision by the Fund's Board of Directors as is the Adviser. The Adviser will pay Scudder a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000,
 .15% of the next $200,000,000, .12% of the next $750,000,000, and
 .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund.

Service Agreement
Under a Service Agreement between the Adviser and Union Central, Union Central has agreed to make available to the Adviser the services of certain employees of Union Central on a part-time basis for the purpose of better enabling the Adviser to fulfill its obligations to Summit Mutual Funds under the Agreement. Pursuant to the Service Agreement, the Adviser shall reimburse Union Central for all costs allocable to the time spent on the affairs of the Adviser by the employees provided by Union Central. In performing their services for the Adviser pursuant to the Service Agreement, the specified employees shall report and be solely responsible to the officers and directors of the Adviser or persons designated by them. Union Central shall have no responsibility for the investment recommendations or decisions of the Adviser. The obligation of performance under the Agreement is solely that of the Adviser and Union Central undertakes no obligation in respect thereto except as otherwise expressly provided in the Service Agreement. The Service Agreement was approved by the shareholders of the Funds on June 30, 2000.

License Agreement
As stated in the Prospectus, the Total Social Impact(trademark)
(TSI) ratings are the product of collaborative research and analytical efforts conducted by The Total Social Impact Foundation, Inc. in conjunction with a group of academic institutions. The Adviser receives and uses the TSI ratings from The Total Social Impact Foundation, Inc. under an exclusive licensing agreement, and has agreed to pay The Total Social Impact Foundation, Inc. an initial one-time license fee not to exceed $100,000, plus an annual fee equal to .10% of the average net assets of the Total Social Impact Fund. The fee is paid by the Adviser, not the Fund.

Securities Activities of Adviser
Securities held by Summit Mutual Funds may also be held by Union Central or by other separate accounts or mutual funds for which the Adviser acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by Union Central or by the Adviser or for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for one or more of the Funds or other clients of the Adviser or Union Central arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Funds, Union Central, and other clients in a manner deemed equitable to all.
To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund (or for two or more Funds) with those to be sold or purchased for other accounts or companies in order to obtain more favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund(s) and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Code of Ethics
The Adviser, as well as Summit Mutual Funds, Inc., has adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Employees of the Adviser are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in the Adviser's code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the code of ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel.


               DETERMINATION OF NET ASSET VALUE

     As described on page 11 of the Prospectus, the net asset value of shares of the Fund is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except: (I) when the New York Stock Exchange is closed (currently New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day); and (ii) any day on which changes in the value of the Fund securities of the Fund will not materially affect the current net asset value of the shares of a Fund.

     Securities held by the Funds, except for money market instruments maturing in 60 days or less, will be valued as follows: Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on exchange), or listed on the Nasdaq National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

              PURCHASE AND REDEMPTION OF SHARES

     The Fund offers its shares, without sales charge, to Union
Central and its exempt separate accounts, as well as to other investors.

     Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Fund securities or determination of the net asset value of a Fund is not reasonably practicable; and the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                              TAXES

     Each Fund of the Fund will be treated as a separate entity for federal income tax purposes. Each Fund has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the provisions of the Code by distributing substantially all of its net income (both ordinary income and capital gain), the Fund will be relieved from federal income tax on the amounts distributed.

     The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal
Revenue Service.

                FUND TRANSACTIONS AND BROKERAGE

     The Adviser is primarily responsible for the investment decisions of each Fund, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any. No Fund has any obligation to deal with any dealer or group of dealers in the execution of transactions in Fund securities. In placing orders, it is the policy of the Funds to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction, and difficulty of execution. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     If the securities in which a particular Fund of Summit Mutual Funds invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of Fund securities transactions of each Fund will consist primarily of brokerage commission or dealer or underwriter spreads.

     While the Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund securities, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Such supplemental research service ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Adviser, the Funds will be benefited by such supplemental research services, the Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Investment Advisory Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Adviser may use such supplemental research in providing investment advice to its other advisory accounts.

                          DISTRIBUTOR

     Carillon Investments, Inc. serves as the Funds' Distributor or principal underwriter pursuant to a Distribution Agreement with Summit Mutual Funds dated February 25, 2000. Carillon Investments, a wholly owned subsidiary of Union Central and an affiliate of the Adviser, is registered as a broker-dealer under the 1934 Act and is a member of the NASD. The offering of Fund shares is continuous. The Distribution Agreement provides that Carillon Investments, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable.

     Carillon Investments has also entered into a shareholder services agreement with the Adviser under which it supervises and monitors shareholder fulfillment services provided by Firstar Mutual Fund Services, LLC ("Firstar"), and provides certain shareholder services relative to the Summit Apex Series of Funds. In consideration for its services, the Adviser pays Carillon Investments an annual fee of $12,000, and pays or reimburses it for any actual out-of-pocket expenses, as well as for the fees charged by Firstar for providing shareholder fulfillment services.

                        GENERAL INFORMATION

Capital Stock
Summit Mutual Funds is a mutual fund. Its board of directors is responsible for supervising its business affairs and investments, which are managed on a daily basis by the Adviser. Summit Mutual Funds was incorporated under the laws of the State of Maryland on January 30, 1984. Summit Mutual Funds is a series fund with twenty two classes of stock, one for each Fund. The authorized capital stock of Summit Mutual Funds consists of 490,000,000 shares of common stock, par value ten cents ($0.10) per share. The shares of the authorized capital stock are currently divided into the following classes:

Fund                                     Authorized Capital Stock
----                                     ------------------------
Summit Pinnacle Series
 Zenith Portfolio                           40,000,000 shares
 Bond Portfolio                             30,000,000 shares
 S&P 500 Index Portfolio                    30,000,000 shares
 Total Social Impact Portfolio              20,000,000 shares
 S&P MidCap 400 Index Portfolio             20,000,000 shares
 Balanced Index Portfolio                   20,000,000 shares
 Lehman Aggregate Bond Index Portfolio      20,000,000 shares
 Russell 2000 Small Cap Index Portfolio     20,000,000 shares
 Nasdaq-100 Index Portfolio                 20,000,000 shares

Summit Apex Series
 S&P 500 Index Fund                         20,000,000 shares
 S&P MidCap 400 Index Fund                  20,000,000 shares
 Russell 2000 Small Cap Index Fund          20,000,000 shares
 Balanced Index Fund                        20,000,000 shares
 Nasdaq-100 Index Fund                      20,000,000 shares
 Lehman Aggregate Bond Index Fund           20,000,000 shares
 Bond Fund                                  20,000,000 shares
 Everest Fund                               20,000,000 shares
 Total Social Impact Fund                   20,000,000 shares
 Short-term Government Fund                 20,000,000 shares
 High Yield Bond Fund                       20,000,000 shares
 Emerging Markets Bond Fund                 20,000,000 shares
 Money Market Fund                         150,000,000 shares

The Board of Directors may change the designation of any Fund and may increase or decrease the number of authorized shares of any Fund, but may not decrease the number of authorized shares of any Fund below the number of shares then outstanding.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in net assets of such Fund remaining after satisfaction of outstanding liabilities.

Voting Rights
In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of Summit Mutual Funds has adopted an amendment to its Bylaws providing that unless otherwise required by the Investment Company Act of 1940, Summit Mutual Funds shall not be required to hold an annual shareholder meeting unless the Board of Directors determines to hold an annual meeting. Summit Mutual Funds intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Fund, only shares of the respective Fund are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of Summit Mutual Funds voting for the election of directors can elect all of the directors of Summit Mutual Funds if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

Matters in which the interests of all Funds are substantially identical (such as the election of directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Funds. Matters that affect all Funds but where the interests of the Funds are not substantially identical (such as approval of the Investment Advisory Agreement) would be voted on separately by each Fund. Matters affecting only one Fund, such as a change in its fundamental policies, are voted on separately by that Fund.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting securities of that Fund votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting securities of Summit Mutual Funds.

The phrase "a majority of the outstanding voting securities" of a Fund (or of Summit Mutual Funds) means the vote of the lesser of:
(1) 67% of the shares of the Fund (or Summit Mutual Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or Summit Mutual Funds).

It is anticipated that Union Central will have voting control of the Fund. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of shareholders.

Additional Information
This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which Summit Mutual Funds has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

                      INDEPENDENT AUDITORS

     The financial statements of Summit Mutual Funds have been audited by Deloitte & Touche LLP, 1700 Courthouse Plaza NE,
Dayton, Ohio 45402.

                  APPENDIX A: S&P DISCLAIMER


The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P Midcap 400 Index", and "Standard & Poor's Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P Midcap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P, the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of the Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P Midcap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 OR S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT MUTUAL FUNDS, BENEFICIAL OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

              APPENDIX B: TSI DISCLAIMER


The Product is not sponsored, endorsed, sold or promoted by the Total Social Impact Foundation ("TSIF"). TSIF makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the Total Social Impact Ratings ("TSI Ratings") to track general stock market performance. TSIF's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of the TSIF and of the TSI Ratings which is determined, composed and calculated by TSIF without regard to the Licensee or the Product. TSIF has no obligation to take the needs of the Summit Mutual Funds or the owners of the Product into consideration in determining, encompassing or calculating the TSI Ratings. TSIF is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. TSIF has no obligation or liability in connection with the administration, marketing or trading of the Product.

TSIF DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN AND TSIF SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. TSIF MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. TSIF MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL TSIF HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    SUMMIT MUTUAL FUNDS, INC.

                   PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to Registrant's Registration Statement on Form
N-1A (Registration No. 2-90309)

(a) Articles of Incorporation of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)
(b) By-laws of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3 1984)
(c)  Not Applicable
(d) (1) Investment Advisory Agreement - previously filed (initial filing on April 3, 1984)
     (2) Amendment to Investment Advisory Agreement - previously filed (Post-Effective Amendment No. 3 -
          May 1, 1987)
     (3) Amendment to Investment Advisory Agreement - previously filed (Post-Effective Amendment No. 15 - May 1, 1996)
     (4)   Subadvisory Agreement - filed herewith
(e)  Distribution Agreement - previously filed (Post-Effective
     Amendment No. 26 - April 12,   2000)
(f)  Not Applicable
(g) (1) Custodian Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
     (2) Portfolio Accounting Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
(h) (1) Transfer Agency Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
     (2) Service Agreement - previously filed (Post-Effective Amendment No. 9 - May 1, 1992)
(i) Opinion and consent of counsel - previously filed (Pre-Effective Amendment No. 1 - July 2 , 1984)
(j)  Not applicable
(k)  Not Applicable
(l) Letter regarding initial capital - previously filed (Pre-Effective Amendment No. 1 - July 2, 1984)
(m)  Not Applicable
(n)  Not applicable
(o)  Not Applicable
(p) Code of Ethics - previously filed (Post-Effective Amendment No. 27 - April 28, 2000)

Item 24.  Persons Controlled by or Under Common Control with
Registrant

The Union Central Life Insurance Company ("Union Central") provided the initial investment in Summit Mutual Funds, Inc. Union Central votes the shares of the Fund held with respect to registered variable contracts in accordance with instructions received from such variable contract owners. Shares of the Fund held in unregistered separate accounts and in its general assets are voted by Union Central in its discretion.

Set forth below is a chart showing the entities controlled by Union Central, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.

          THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.   The Union Central Life Insurance Company (Ohio)

  A. Carillon Investments, Inc. (Ohio) -100% owned

  B. Carillon Marketing Agency, Inc. (Delaware) -100% owned

    a.  Carillon Marketing Agency of Alabama, Inc. (Alabama) -
        100% owned

    b. Carillon Marketing Agency of Idaho, Inc. (Idaho) -100% owned

    c.  Carillon Marketing Agency of Kentucky, Inc. (Kentucky)
        - 100 owned

    d. Carillon Marketing Agency of Maine, Inc. (Maine) - 100% owned

    e.  Carillon Insurance Agency of Massachusetts, Inc.
        (Massachusetts) 100% owned

    f.  Carillon Marketing Agency of New Mexico, Inc. (New
        Mexico) - 100% owned

    g. Carillon Marketing Agency of Ohio, Inc. (Ohio) -100% owned

    h.  Carillon Marketing Agency of Pennsylvania, Inc.
        (Pennsylvania) 100% owned

    i. Carillon Marketing Agency of Texas, Inc. (Texas) - 100% owned

    j. Carillon Marketing Agency of Wyoming, Inc. (Wyoming) -
       100% owned

  C.  Summit Investment Partners, Inc. (Ohio) -100% owned

  D.   Family Enterprise Institute, Inc. (Delaware) -100% owned

  E.   PRBA, Inc. (California) - 100% owned

    a. Price, Raffel & Browne Administrators, Inc. (Delaware) -
       100% owned

  F. B&B Benefits Administration, Inc. (California) - 100% owned

  G.  Summit Investment Partners, LLC (Ohio) - 100% owned

    a. First Summit Capital Management (Ohio) - 51% owned


II.  Summit Mutual Funds, Inc. (Maryland)  - At January 31,
     2000, The Union Central Life   Insurance Company owned 100%
     of the outstanding shares of Summit Mutual Funds, Inc.

III. Summit Investment Trust (Massachusetts) - a mutual fund whose investment adviser is First Summit Capital
     Management.

Item 25. Indemnification

See Exhibits (a) and (b).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and other Connections of Investment Adviser

Information regarding the officers and directors of Summit
Investment Partners, Inc. ("SIPI") and their business, profession or employment of a substantial nature during the last two years is set forth below. The address of all the persons listed below is 1876 Waycross Road, Cincinnati, Ohio 45240.









Name and           Position with   Principal Occupation(s)
Address            the Adviser     During Past Two Years
--------           -------------   -----------------------
Harry Rossi        Director        Director Emeritus, The Union Central
                                   Life Insurance Company ("Union
                                   Central"); Director, Summit Group of
                                   Mutual Funds

Steven R.
Sutermeister       Director,       Senior Vice President, Union Central;
                   President,      Director, President and Chief Executive
                   and Chief       Officer, Summit Group of Mutual Funds;
                   Executive       prior thereto, Vice President, Union
                   Officer         Union Central

John H. Jacobs     Director        President and Chief Executive Officer,
                                   Union Central; Director, Summit Group of
                                   Mutual Funds; prior thereto, Executive
                                   Vice President, Union Central

D. Stephen Cole    Vice President  Vice President, Union Central

Thomas G. Knipper  Treasurer       Controller and Treasurer, Summit Group
                                   of Mutual Funds

John F. Labmeier   Secretary       Vice President, Associate General
                                   Counsel and Assistant Secretary, Union
                                   Central; Vice President and Secretary,
                                   Summit Group of Mutual Funds and
                                   Carillon Investments, Inc.

Item 27.  Principal Underwriters

(a) Carillon Investments, Inc., the principal underwriter for Summit Mutual Funds, Inc., also acts as principal underwriter for Carillon Account and Carillon Life Account.

(b)  The officers and directors of Carillon Investments, Inc.
  and their positions, if any, with Registrant are shown below. The business address of each is 1876 Waycross Road, Cincinnati, Ohio 45240.


Name and Position with
Carillon Investments, Inc.     Position with Registrant
--------------------------     ------------------------
John H. Jacobs                 Director
Director

Elizabeth G. Monsell           None
Director and President

Harry Rossi                    Director
Director

Steven R. Sutermeister         Director, President and Chief
Director                       Executive Officer

Lothar A. Vasholz              None
Director

Kevin W. O'Toole               None
Vice President

Connie S. Grosser              None
Vice President, Operations
and Treasurer

Bernard A. Breton              None
Vice President and
Compliance Officer

John F. Labmeier               Vice President and Secretary
Vice President and Secretary

John M. Lucas                  Assistant Secretary
Assistant Secretary


  (c)  Not applicable.

Item 28.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of the Fund or at Firstar Mutual Fund
Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

Item 29.  Management Services

All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 30.  Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                             SIGNATURES

                    Pursuant to the requirements of the
Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Summit Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 23rd day of June, 2000.


                                          SUMMIT MUTUAL FUNDS, INC.
(SEAL)

Attest: /s/ John F. Labmeier    By: /s/ Steven R. Sutermeister
                               Steven R. Sutermeister, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                       Date
---------                            -----                       ----
/s/ Steven R. Sutermeister           President and               6/23/00
Steven R. Sutermeister               Director
                                     (Principal
                                     Executive Officer)

                                     Controller and              6/23/00
/s/ Thomas G. Knipper                Treasurer
Thomas G. Knipper                    (Principal Financial
                                     and Accounting Officer)

*/ /s/ George M. Callard, M.D.       Director                    6/23/00
     George M. Callard, M.D.

*/ /s/ Theodore H. Emmerich          Director                    6/23/00
     Theodore H. Emmerich

*/ /s/ Richard H. Finan              Director                    6/23/00
     Richard H. Finan

*/ /s/Jean Patrice Harrington, S.C.  Director                    6/23/00
   Jean Patrice Harrington, S.C.

*/ /s/ John H. Jacobs                Director                    6/23/00
     John H. Jacobs

*/ /s/ Charles W. McMahon            Director                    6/23/00
     Charles W. McMahon

*/ /s/ Harry Rossi                   Director                    6/23/00
     Harry Rossi


*/ By John F. Labmeier, pursuant to Power of Attorney previously filed.

                           TABLE OF EXHIBITS


(d)(4)  Subadvisory Agreement